ASSETS AND LIABILITIES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2024
ASSETS AND LIABILITIES HELD FOR SALE
Schedule of details of SPEs held for sale

	12/31/2024	12/31/2023
Chapada Piauí I	—	70,561
Chapada Piauí II	—	151,411
Candiota	—	30,977
Lago Azul Transmissão S.A.	7,407	—
Consórcio Energético Cruzeiro do Sul	596,664	—
Mata de Santa Genebra Transmissão S.A.	635,000	—
Thermal projects	3,263,031	2,934,192
Total Assets	4,502,102	3,187,141

Consórcio Energético Cruzeiro do Sul	109,502	—
Thermal projects	84,952	274,464
Total Liabilities	194,454	274,464